VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts and classifications of consolidated VIE's assets and liabilities, excluding intercompany balances

	At December 31,	At December 31,
	2020	2021
	$	$
Cash	42,064	48,200
Project assets	337,836	289,315
Other assets	79,580	53,091
Total assets	459,480	390,606

Short-term borrowings	180,773	113,857
Long-term borrowings	52,408	106,880
Other liabilities	60,845	36,872
Total liabilities	294,026	257,609